UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2014

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.3%
Aerospace - 2.5%
BE Aerospace, Inc. (a)	161,010	$15,577,718
TransDigm Group, Inc.	124,801	23,551,197

		$39,128,915
Alcoholic Beverages - 0.7%
Constellation Brands, Inc., “A” (a)	133,980	$11,271,737

Apparel Manufacturers - 1.5%
PVH Corp.	180,324	$23,736,048

Automotive - 2.4%
LKQ Corp. (a)	526,250	$14,598,175
TRW Automotive Holdings Corp. (a)	287,980	24,440,863

		$39,039,038
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	155,150	$25,804,548
Illumina, Inc. (a)	49,070	7,765,328
Isis Pharmaceuticals, Inc. (a)	88,760	2,593,567
Medivation, Inc. (a)	27,540	2,005,738
Puma Biotechnology, Inc (a)	36,780	2,811,095
Regeneron Pharmaceuticals, Inc. (a)	40,302	12,371,102
Vertex Pharmaceuticals, Inc. (a)	67,990	4,912,957

		$58,264,335
Broadcasting - 1.9%
Discovery Communications, Inc., “A” (a)	164,186	$12,635,755
RetailMeNot, Inc. (a)(l)	196,780	5,017,890
Scripps Networks Interactive, Inc., “A”	155,540	11,892,588

		$29,546,233
Brokerage & Asset Managers - 4.2%
Affiliated Managers Group, Inc. (a)	121,559	$22,926,027
Evercore Partners, Inc.	366,550	20,174,912
IntercontinentalExchange Group, Inc.	121,643	23,890,685

		$66,991,624
Business Services - 11.1%
Bright Horizons Family Solutions, Inc. (a)	624,540	$24,344,569
Cognizant Technology Solutions Corp., “A” (a)	479,118	23,289,926
Concur Technologies, Inc. (a)	56,460	4,819,990
FleetCor Technologies, Inc. (a)	212,450	26,855,805
Gartner, Inc. (a)	479,660	34,099,029
IHS, Inc., “A” (a)	103,710	13,058,126
Jones Lang LaSalle, Inc.	255,720	31,016,279
Realogy Holdings Corp. (a)	238,620	8,871,892
Verisk Analytics, Inc., “A” (a)	192,480	11,392,891

		$177,748,507
Cable TV - 1.9%
Charter Communications, Inc., “A” (a)	88,668	$12,691,938
Liberty Global PLC, “A” (a)	201,430	9,068,379
Liberty Global PLC, “C” (a)	201,430	8,621,204

		$30,381,521

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.4%
Autodesk, Inc. (a)	161,840	$8,475,561
Citrix Systems, Inc. (a)	125,280	7,763,602
Qlik Technologies, Inc. (a)	420,950	9,138,825
TIBCO Software, Inc. (a)	615,260	13,234,243

		$38,612,231
Computer Software - Systems - 3.0%
Benefitfocus, Inc. (a)(l)	84,400	$3,126,176
Castlight Health, Inc., “B” (a)(l)	68,180	1,034,972
Guidewire Software, Inc. (a)	120,330	4,544,864
SS&C Technologies Holdings, Inc. (a)	423,173	18,048,328
Vantiv, Inc., “A” (a)	701,430	21,737,316

		$48,491,656
Conglomerates - 1.7%
Roper Industries, Inc.	193,681	$27,440,724

Construction - 1.1%
Pool Corp.	298,540	$17,234,714

Consumer Products - 0.8%
Newell Rubbermaid, Inc.	447,090	$13,090,795

Consumer Services - 2.5%
DeVry, Inc.	145,240	$6,133,485
HomeAway, Inc. (a)	185,650	5,718,020
Nord Anglia Education, Inc. (a)	388,980	7,001,640
Priceline Group, Inc. (a)	16,711	21,367,186

		$40,220,331
Containers - 0.8%
Crown Holdings, Inc. (a)	255,470	$12,479,710

Electrical Equipment - 6.0%
AMETEK, Inc.	507,222	$26,923,344
Amphenol Corp., “A”	133,000	12,741,400
Mettler-Toledo International, Inc. (a)	51,392	12,592,068
Pentair Ltd.	259,320	19,355,645
Sensata Technologies Holding B.V. (a)	291,300	12,493,857
WESCO International, Inc. (a)	141,440	12,081,805

		$96,188,119
Electronics - 1.2%
Altera Corp.	560,090	$18,555,782

Energy - Independent - 3.4%
Cabot Oil & Gas Corp.	473,940	$17,175,586
Gulfport Energy Corp. (a)	243,980	15,012,089
PDC Energy, Inc. (a)	90,140	5,786,087
Pioneer Natural Resources Co.	78,628	16,524,460

		$54,498,222
Entertainment - 0.8%
AMC Networks, Inc., “A” (a)	193,010	$11,943,459

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 3.0%
Chr. Hansen Holding A.S.	527,718	$22,408,919
Mead Johnson Nutrition Co., “A”	125,730	11,249,063
WhiteWave Foods Co., “A” (a)	466,590	14,692,919

		$48,350,901
Gaming & Lodging - 2.6%
Extended Stay America, Inc.	510,760	$11,287,796
MGM Mirage (a)	400,860	10,322,145
Norwegian Cruise Line Holdings Ltd. (a)	95,360	3,218,400
Wynn Resorts Ltd.	74,355	15,984,094

		$40,812,435
General Merchandise - 0.9%
Five Below, Inc. (a)	405,250	$14,670,050

Insurance - 0.5%
Lincoln National Corp.	163,710	$7,851,532

Internet - 2.1%
ChannelAdvisor Corp. (a)	218,670	$4,535,216
GrubHub, Inc. (a)(l)	92,140	3,140,131
LinkedIn Corp., “A” (a)	60,891	9,748,040
Shutterstock, Inc. (a)	118,410	7,701,386
Yelp, Inc. (a)	117,650	7,782,548

		$32,907,321
Leisure & Toys - 0.7%
Brunswick Corp.	267,620	$11,534,422

Machinery & Tools - 3.9%
Colfax Corp. (a)	247,640	$18,025,716
Flowserve Corp.	214,936	15,849,381
Joy Global, Inc.	169,040	9,660,636
WABCO Holdings, Inc. (a)	175,320	18,718,916

		$62,254,649
Major Banks - 0.6%
Morgan Stanley	322,340	$9,947,412

Medical & Health Technology & Services - 3.0%
Advisory Board Co. (a)	214,740	$10,391,269
Cerner Corp. (a)	276,170	14,926,989
Henry Schein, Inc. (a)	191,630	22,928,530

		$48,246,788
Medical Equipment - 4.7%
C.R. Bard, Inc.	133,046	$19,678,834
Cooper Cos., Inc.	170,207	21,960,107
Endologix, Inc. (a)	246,050	3,213,413
PerkinElmer, Inc.	633,070	28,469,158
Thermo Fisher Scientific, Inc.	18,970	2,217,783

		$75,539,295
Oil Services - 1.7%
Core Laboratories N.V.	53,605	$8,568,759
Dresser-Rand Group, Inc. (a)	125,540	7,683,048

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
FMC Technologies, Inc. (a)	194,940	$11,318,216

		$27,570,023
Other Banks & Diversified Financials - 1.0%
MasterCard, Inc., “A”	209,648	$16,027,590

Pharmaceuticals - 4.3%
Actavis PLC (a)	162,360	$34,345,634
Endo International PLC (a)	217,080	15,323,677
Salix Pharmaceuticals, Ltd. (a)	166,990	19,050,219

		$68,719,530
Pollution Control - 0.8%
Stericycle, Inc. (a)	117,336	$13,419,718

Railroad & Shipping - 1.0%
Kansas City Southern Co.	151,214	$16,258,529

Restaurants - 0.5%
Dunkin Brands Group, Inc.	176,000	$7,877,760
Zoe’s Kitchen, Inc. (a)(l)	20,020	586,586

		$8,464,346
Specialty Chemicals - 2.3%
Airgas, Inc.	73,860	$7,852,795
Arrowhead Research Corp. (a)	104,910	1,319,768
FMC Corp.	93,680	7,172,141
PolyOne Corp.	228,340	9,163,284
W.R. Grace & Co. (a)	120,890	11,131,551

		$36,639,539
Specialty Stores - 6.5%
Advance Auto Parts, Inc.	169,820	$21,086,547
Burlington Stores, Inc. (a)	384,770	10,935,163
Lumber Liquidators Holdings, Inc. (a)	62,820	4,879,858
Ross Stores, Inc.	391,470	26,796,122
Tiffany & Co.	111,390	11,073,280
Tractor Supply Co.	185,449	12,057,894
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	113,150	9,606,435
Urban Outfitters, Inc. (a)	215,960	7,238,979

		$103,674,278
Telecommunications - Wireless - 2.6%
American Tower Corp., REIT	153,540	$13,761,790
SBA Communications Corp. (a)	272,690	27,678,035

		$41,439,825
Total Common Stocks		$1,539,191,884

Collateral for Securities Loaned - 0.6%
JPMorgan Prime Money Market Fund, 0.05%, at Net Asset Value (j)	10,135,225	$10,135,225

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)	59,792,220	$59,792,220
Total Investments		$1,609,119,329

Other Assets, Less Liabilities - (0.7)%		(11,253,939)
Net Assets - 100.0%		$1,597,865,390

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,539,191,884	$—	$—	$1,539,191,884
Mutual Funds	69,927,445	—	—	69,927,445
Total Investments	$1,609,119,329	$—	$—	$1,609,119,329

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,329,111,620
Gross unrealized appreciation	306,308,968
Gross unrealized depreciation	(26,301,259)
Net unrealized appreciation (depreciation)	$280,007,709

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Insittutional Money Market Portfolio	26,818,119	215,883,190	(182,909,089)	59,792,220

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insittutional Money Market Portfolio	$—	$—	$23,604	$59,792,220

7

QUARTERLY REPORT

May 31, 2014

MFS® GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 99.9%
Fannie Mae, 0.03%, due 6/05/14	$300,000	$299,999
Fannie Mae, 0.04%, due 6/05/14	440,000	439,998
Federal Home Loan Bank, 0.04%, due 6/04/14	403,000	402,999
Federal Home Loan Bank, 0.04%, due 6/06/14	250,000	249,999
Federal Home Loan Bank, 0.035%, due 6/11/14	333,000	332,997
Federal Home Loan Bank, 0.06%, due 6/11/14	400,000	399,993
Federal Home Loan Bank, 0.04%, due 6/13/14	320,000	319,996
Federal Home Loan Bank, 0.045%, due 6/13/14	530,000	529,992
Federal Home Loan Bank, 0.06%, due 6/13/14	297,000	296,994
Federal Home Loan Bank, 0.075%, due 6/13/14	343,000	342,991
Federal Home Loan Bank, 0.1%, due 6/13/14	108,000	107,996
Federal Home Loan Bank, 0.12%, due 6/18/14	625,000	624,965
Federal Home Loan Bank, 0.045%, due 6/20/14	540,000	539,987
Federal Home Loan Bank, 0.045%, due 6/25/14	715,000	714,979
Federal Home Loan Bank, 0.05%, due 6/25/14	430,000	429,986
Federal Home Loan Bank, 0.06%, due 6/25/14	462,000	461,981
Federal Home Loan Bank, 0.035%, due 6/26/14	215,000	214,995
Federal Home Loan Bank, 0.1%, due 7/01/14	300,000	299,975
Federal Home Loan Bank, 0.11%, due 7/02/14	139,000	138,987
Federal Home Loan Bank, 0.13%, due 7/02/14	100,000	99,989
Federal Home Loan Bank, 0.075%, due 7/09/14	204,000	203,984
Federal Home Loan Bank, 0.08%, due 7/09/14	396,000	395,967
Federal Home Loan Bank, 0.095%, due 7/11/14	247,000	246,974
Federal Home Loan Bank, 0.05%, due 7/16/14	400,000	399,975
Freddie Mac, 0.04%, due 6/02/14	503,000	502,999
Freddie Mac, 0.04%, due 6/12/14	367,000	366,995
U.S. Treasury Bill, 0.02%, due 6/05/14	406,000	405,999
U.S. Treasury Bill, 0.07%, due 8/28/14	372,000	371,936
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$10,144,627

Repurchase Agreements - 3.3%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.06%, dated 5/30/14, due 6/02/14, total to be received $334,002 (secured by U.S. Treasury and Federal Agency obligations valued at $340,680 in a jointly traded account), at Cost and Value	$334,000	$334,000
Total Investments, at Amortized Cost and Value		$10,478,627

Other Assets, Less Liabilities - (3.2)%		(324,507)
Net Assets - 100.0%		$10,154,120

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $10,478,627.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$10,478,627	$—	$10,478,627

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Subsequent Event

The Board of Trustees of the fund has approved a Plan of Liquidation and Termination pursuant to which the assets of the fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the fund will be distributed to shareholders. The effective date of the plan is July 23, 2014 (the “Liquidation Date”). Shareholders of record as of the close of business on July 22, 2014, will receive the cash equivalent of their proportionate interest in the fund on the Liquidation Date or as soon as practicable thereafter. Shareholder approval of the liquidation is not required.

2

QUARTERLY REPORT

May 31, 2014

MFS® MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 7.1%
Major Banks - 3.0%
Bank of Montreal/Chicago Branch, 0.14%, due 6/16/14	$11,030,000	$11,030,000

Other Banks & Diversified Financials - 4.1%
Branch Banking & Trust Co., 0.11%, due 6/20/14	$15,481,000	$15,481,000
Total Certificates of Deposit, at Cost and Value		$26,511,000

Commercial Paper (y) - 54.6%
Automotive - 6.7%
American Honda Finance Corp., 0.06%, due 6/09/14	$3,900,000	$3,899,948
American Honda Finance Corp., 0.07%, due 6/09/14	1,494,000	1,493,977
American Honda Finance Corp., 0.07%, due 6/11/14	1,919,000	1,918,963
American Honda Finance Corp., 0.07%, due 6/24/14	3,036,000	3,035,864
Toyota Motor Credit Corp., 0.05%, due 6/04/14	6,295,000	6,294,974
Toyota Motor Credit Corp., 0.1%, due 6/10/14	8,567,000	8,566,786

		$25,210,512
Computer Software - Systems - 1.2%
International Business Machines Corp., 0.07%, due 6/24/14 (t)	$3,831,000	$3,830,829
International Business Machines Corp., 0.06%, due 6/27/14 (t)	653,000	652,972

		$4,483,801
Conglomerates - 7.5%
Siemens Captal Corp., 0.09%, due 6/18/14 (t)	$15,079,000	$15,078,359
United Technologies Corp., 0.07%, due 6/23/14 (t)	12,814,000	12,813,452

		$27,891,811
Consumer Products - 7.1%
Colgate Palmolive Co., 0.05%, due 6/12/14 (t)	$3,600,000	$3,599,945
Kimberly Clark Worldwide, Inc., 0.07%, due 6/02/14 (t)	7,608,000	7,607,985
Procter & Gamble Co., 0.1%, due 6/17/14 (t)	2,669,000	2,668,881
Procter & Gamble Co., 0.07%, due 6/27/14 (t)	4,639,000	4,638,765
Reckitt Benckiser Treasury Services PLC, 0.11%, due 7/03/14 (t)	8,104,000	8,103,207

		$26,618,783
Electronics - 0.3%
Emerson Electric Co., 0.07%, due 6/09/14 (t)	$1,113,000	$1,112,983

Financial Institutions - 3.3%
General Electric Capital Corp., 0.05%, due 6/19/14	$12,391,000	$12,390,690

Food & Beverages - 10.0%
Anheuser-Busch Inbev Worldwide, Inc., 0.09%, due 6/26/14 (t)	$12,038,000	$12,037,248
Coca-Cola Co., 0.14%, due 6/04/14 (t)	3,250,000	3,249,962
Coca-Cola Co., 0.19%, due 6/23/14 (t)	2,095,000	2,094,757
Coca-Cola Co., 0.16%, due 7/14/14 (t)	10,000,000	9,998,089
Pepsico, Inc, 0.05%, due 6/26/14 (t)	10,072,000	10,071,650

		$37,451,706
Major Banks - 7.7%
Bank of Nova Scotia, 0.195%, due 6/25/14	$5,548,000	$5,547,279
Toronto Dominion Holdings (USA), Inc., 0.1%, due 6/30/14 (t)	8,965,000	8,964,278
Wells Fargo & Co., 0.2%, due 6/03/14	12,000,000	11,999,867

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Major Banks - continued
Wells Fargo & Co., 0.21%, due 8/13/14	$2,334,000	$2,333,006

		$28,844,430
Pharmaceuticals - 6.9%
Johnson & Johnson, 0.03%, due 6/02/14 (t)	$7,917,000	$7,916,993
Johnson & Johnson, 0.04%, due 6/23/14 (t)	3,709,000	3,708,909
Merck & Co., Inc., 0.06%, due 6/16/14 (t)	2,454,000	2,453,939
Sanofi, 0.07%, due 6/20/14 (t)	11,562,000	11,561,573

		$25,641,414
Retailers - 3.9%
Wal-Mart Stores, Inc., 0.06%, due 6/09/14 (t)	$5,661,000	$5,660,924
Wal-Mart Stores, Inc., 0.05%, due 6/23/14 (t)	9,106,000	9,105,722

		$14,766,646
Total Commercial Paper, at Amortized Cost and Value		$204,412,776

U.S. Government Agencies and Equivalents (y) - 33.6%
Federal Home Loan Bank, 0.035%, due 6/04/14	$15,135,000	$15,134,956
Federal Home Loan Bank, 0.04%, due 6/04/14	18,430,000	18,429,938
Federal Home Loan Bank, 0.04%, due 6/06/14	21,820,000	21,819,879
Federal Home Loan Bank, 0.04%, due 6/13/14	3,000,000	2,999,960
Federal Home Loan Bank, 0.045%, due 6/20/14	9,948,000	9,947,764
Federal Home Loan Bank, 0.05%, due 6/25/14	15,020,000	15,019,499
Federal Home Loan Bank, 0.06%, due 6/25/14	2,698,000	2,697,892
Federal Home Loan Bank, 0.035%, due 6/26/14	16,469,000	16,468,600
Federal Home Loan Bank, 0.055%, due 8/01/14	6,055,000	6,054,436
U.S. Treasury Bill, 0.02%, due 6/05/14	643,000	642,998
U.S. Treasury Bill, 0.06%, due 7/31/14	1,759,000	1,758,824
U.S. Treasury Bill, 0.07%, due 8/28/14	14,575,000	14,572,506
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$125,547,252

Floating Rate Demand Notes - 4.6%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 6/02/2014	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 6/02/2014	8,400,000	8,400,000
Total Floating Rate Demand Notes, at Cost and Value		$17,100,000
Total Investments, at Amortized Cost and Value		$373,571,028

Other Assets, Less Liabilities - 0.1%		478,562
Net Assets - 100.0%		$374,049,590

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $373,571,028.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$373,571,028	$—	$373,571,028

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Subsequent Event

Effective July 1, 2014, the fund changed its name from MFS Money Market Fund to MFS U.S. Government Money Market Fund. Prior to July 1, 2014, the fund normally invested the fund’s assets in U.S. dollar-denominated money market instruments and repurchase agreements. Effective July 1, 2014, the fund normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

3

QUARTERLY REPORT

May 31, 2014

MFS® GLOBAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 1.7%
FLIR Systems, Inc.	5,600	$195,491
MTU Aero Engines Holding AG	1,400	130,497
Saab AB	4,250	121,619

		$447,607
Airlines - 1.5%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	19,690	$173,272
Stagecoach Group PLC	35,979	235,020

		$408,292
Apparel Manufacturers - 1.1%
Arezzo Industria e Comercio S.A.	8,700	$110,677
Burberry Group PLC	4,797	123,264
Cia. Hering S.A.	7,100	68,931

		$302,872
Automotive - 1.6%
Guangzhou Automobile Group Co. Ltd., “H”	68,000	$71,658
Koito Manufacturing Co. Ltd.	8,000	190,780
Thai Stanley Electric PLC	11,700	78,760
USS Co. Ltd.	5,400	88,715

		$429,913
Biotechnology - 0.2%
MiMedx Group, Inc. (a)	11,440	$62,577

Broadcasting - 1.0%
Proto Corp.	7,300	$101,978
RetailMeNot, Inc. (a)	3,540	90,270
Rightmove PLC	2,334	89,669

		$281,917
Brokerage & Asset Managers - 1.3%
Aberdeen Asset Management PLC	15,986	$119,268
LPL Financial Holdings, Inc.	2,840	133,196
Rathbone Brothers PLC	2,583	89,233

		$341,697
Business Services - 8.4%
Amadeus IT Holding S.A.	3,839	$168,664
Amsterdam Commodities N.V.	3,570	83,460
Borderfree, Inc. (a)	6,220	92,802
Brenntag AG	347	64,826
Bright Horizons Family Solutions, Inc. (a)	8,700	339,126
Bunzl PLC	13,472	377,567
Constant Contact, Inc. (a)	10,260	303,080
Diploma PLC	6,712	73,579
DKSH Holding Ltd.	920	71,761
Exova Group PLC (a)	30,640	125,829
Gartner, Inc. (a)	3,100	220,379
Intertek Group PLC	2,092	102,323
Performant Financial Corp. (a)	7,430	70,511
Sodexo	629	67,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Xoom Corp. (a)	5,410	$120,102

		$2,281,608
Cable TV - 0.3%
Ziggo N.V.	1,580	$74,488

Computer Software - 3.6%
CommVault Systems, Inc. (a)	4,320	$211,334
OBIC Business Consultants Co. Ltd.	5,300	164,470
OBIC Co. Ltd.	5,200	166,180
Qlik Technologies, Inc. (a)	11,510	249,882
SolarWinds, Inc. (a)	4,620	180,596

		$972,462
Computer Software - Systems - 5.5%
Brother Industries, Ltd.	15,000	$238,216
Cvent, Inc. (a)	3,840	96,077
EMIS Group PLC	11,061	130,710
Fleetmatics Group PLC (a)	4,470	127,395
Linx S.A.	4,000	83,917
Model N, Inc. (a)	16,710	184,813
NCC Group PLC	36,090	109,343
SciQuest, Inc. (a)	6,394	108,250
SS&C Technologies Holdings, Inc. (a)	7,230	308,360
Vantiv, Inc., “A” (a)	3,490	108,155

		$1,495,236
Conglomerates - 0.7%
DCC PLC	3,179	$187,035

Construction - 1.1%
Bovis Homes Group PLC	10,895	$138,519
Eagle Materials, Inc.	1,820	158,285

		$296,804
Consumer Services - 5.0%
Anhanguera Educacional Participacoes S.A.	18,700	$134,388
Diamond Resorts International, Inc. (a)	6,877	132,313
Dignity PLC	8,718	206,045
HomeAway, Inc. (a)	5,570	171,556
Kroton Educacional S.A.	13,826	350,973
MakeMyTrip Ltd. (a)	4,750	121,648
Nord Anglia Education, Inc. (a)	13,740	247,320

		$1,364,243
Containers - 0.6%
Mayr-Melnhof Karton AG	1,333	$164,246

Electrical Equipment - 2.2%
Domino Printing Sciences PLC	5,024	$65,559
IMI PLC	4,025	107,745
MSC Industrial Direct Co., Inc., “A”	1,623	149,267
Sensata Technologies Holding B.V. (a)	4,060	174,133
Spectris PLC	2,821	108,568

		$605,272

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 3.7%
Mellanox Technologies Ltd. (a)	5,940	$187,585
Rubicon Technology, Inc. (a)	15,630	132,699
Silicon Laboratories, Inc. (a)	5,450	245,904
Stanley Electric Co. Ltd.	9,000	215,040
Ultratech, Inc. (a)	8,270	209,893

		$991,121
Energy - Independent - 6.2%
Alpha Natural Resources, Inc. (a)	20,490	$69,256
Antero Resources Corp. (a)	2,165	133,148
Cabot Oil & Gas Corp.	7,310	264,914
CONSOL Energy, Inc.	7,300	322,441
Peabody Energy Corp.	17,710	286,194
Range Resources Corp.	2,790	259,331
Rice Energy, Inc. (a)	11,000	349,030

		$1,684,314
Engineering - Construction - 0.8%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	5,700	$79,711
Team, Inc. (a)	3,460	145,043

		$224,754
Food & Beverages - 4.7%
Bakkafrost P/f	13,250	$247,139
Calbee, Inc.	6,100	172,116
Cranswick PLC	11,166	236,950
Devro PLC	31,925	137,527
Grupo Lala S.A.B. de C.V.	54,000	135,961
Leroy Seafood Group A.S.A.	4,800	160,592
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,300	185,010

		$1,275,295
Food & Drug Stores - 1.3%
Brazil Pharma S.A. (a)	75,100	$125,709
Clicks Group Ltd.	10,123	60,785
Fairway Group Holdings Corp. (a)	12,940	79,710
Welcia Holdings Co. Ltd.	1,400	84,573

		$350,777
Furniture & Appliances - 0.6%
SEB S.A.	1,840	$165,942

Gaming & Lodging - 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	4,450	$150,188
Paddy Power PLC	1,645	117,501

		$267,689
General Merchandise - 1.8%
Dollarama, Inc.	1,700	$143,410
Five Below, Inc. (a)	6,950	251,590
Mr. Price Group Ltd.	5,461	87,940

		$482,940
Insurance - 0.9%
Brasil Insurance Participacoes e Administracao S.A.	19,700	$70,348
Jardine Lloyd Thompson Group PLC	9,402	163,427

		$233,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 1.1%
GrubHub, Inc. (a)	6,710	$228,677
Shutterfly, Inc. (a)	1,720	70,761

		$299,438
Machinery & Tools - 6.2%
Allison Transmission Holdings, Inc.	7,360	$227,939
Burckhardt Compression Holding AG	385	194,650
IPG Photonics Corp. (a)	3,785	238,834
Joy Global, Inc.	4,410	252,032
Nordson Corp.	2,120	172,865
Polypore International, Inc. (a)	5,890	261,811
Proto Labs, Inc. (a)	1,020	67,300
Spirax-Sarco Engineering PLC	2,402	115,110
WABCO Holdings, Inc. (a)	1,281	136,772

		$1,667,313
Medical & Health Technology & Services - 3.5%
Advisory Board Co. (a)	3,548	$171,688
Capital Senior Living Corp. (a)	9,360	222,206
Healthcare Services Group, Inc.	7,640	227,366
HealthStream, Inc. (a)	5,320	136,884
Kobayashi Pharmaceutical Co. Ltd.	1,200	77,362
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	126,669	116,968

		$952,474
Medical Equipment - 4.5%
Cardiovascular Systems, Inc. (a)	6,740	$189,057
Cepheid, Inc. (a)	4,677	210,699
Endologix, Inc. (a)	16,408	214,288
Fukuda Denshi Co. Ltd.	3,500	187,377
Globus Medical, Inc., “A” (a)	5,515	133,353
Nakanishi, Inc.	2,500	97,111
Sonova Holding AG	562	85,728
TearLab Corp. (a)	22,210	110,828

		$1,228,441
Metals & Mining - 4.4%
Cameco Corp.	6,990	$139,800
Century Aluminum Co. (a)	13,080	178,542
Globe Specialty Metals, Inc.	9,794	195,782
GrafTech International Ltd. (a)	19,040	198,968
Horsehead Holding Corp. (a)	13,230	219,353
Iluka Resources Ltd.	22,928	185,640
Molycorp, Inc. (a)	23,740	65,760

		$1,183,845
Natural Gas - Pipeline - 0.4%
StealthGas, Inc. (a)	10,860	$114,030

Oil Services - 3.2%
Atwood Oceanics, Inc. (a)	6,230	$307,451
Dresser-Rand Group, Inc. (a)	4,060	248,472
Frank’s International N.V.	12,420	296,093

		$852,016
Other Banks & Diversified Financials - 0.6%
First Republic Bank	3,143	$159,853

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.8%
KYORIN Holdings, Inc.	4,000	$77,398
Kythera Biopharmaceuticals, Inc. (a)	3,488	116,743
TherapeuticsMD, Inc. (a)	19,540	79,332
Tsumura & Co.	6,000	135,146
Virbac	297	69,433

		$478,052
Railroad & Shipping - 2.5%
Diana Shipping, Inc. (a)	23,900	$260,510
Navigator Holdings Ltd. (a)	6,835	167,731
Navios Maritime Holdings, Inc.	28,290	256,025

		$684,266
Real Estate - 0.4%
LEG Immobilien AG	1,710	$120,629

Restaurants - 3.1%
Arcos Dorados Holdings, Inc.	28,900	$257,210
BJ’s Restaurants, Inc. (a)	5,870	185,433
Chuy’s Holdings, Inc. (a)	1,880	61,420
Dunkin Brands Group, Inc.	2,860	128,014
Zoe’s Kitchen, Inc. (a)	7,400	216,820

		$848,897
Specialty Chemicals - 4.3%
Croda International PLC	8,188	$361,372
Fuchs Petrolub SE, IPS	858	81,286
Rockwood Holdings, Inc.	1,970	150,449
Symrise AG	3,771	204,410
Valspar Corp.	3,000	223,980
W.R. Grace & Co. (a)	1,536	141,435

		$1,162,932
Specialty Stores - 2.7%
Burlington Stores, Inc. (a)	3,240	$92,081
Citi Trends, Inc. (a)	5,492	110,719
MonotaRO Co. Ltd.	4,800	111,283
NEXT PLC	1,591	177,078
Tile Shop Holdings, Inc. (a)	9,800	146,216
Urban Outfitters, Inc. (a)	2,460	82,459

		$719,836
Telephone Services - 1.2%
Bezeq - The Israel Telecommunication Corp. Ltd.	74,830	$134,482
TDC A.S.	18,871	183,546

		$318,028
Trucking - 1.7%
Kintetsu World Express, Inc.	2,300	$88,981
Swift Transportation Co. (a)	14,810	366,696

		$455,677
Total Common Stocks		$26,638,603

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Warrants - 0.2%
Consumer Products - 0.2%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)		5/27/11	16,642	$52,583

Rights - 0.0%
Food & Drug Stores - 0.0%
Brasil Pharma SA (0.416 shares for 1 right) (a)	BRL 3.75	5/07/14	31,244	$139

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value (v)			42,179	$42,179
Total Investments				$26,733,504

Other Assets, Less Liabilities - 1.2%				325,460
Net Assets - 100.0%				$27,058,964

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $52,583, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$14,320,309	$—	$—	$14,320,309
United Kingdom	3,748,470	—	—	3,748,470
Japan	187,377	2,009,351	—	2,196,728
Brazil	1,130,092	—	—	1,130,092
Greece	630,565	—	—	630,565
Germany	601,648	—	—	601,648
Norway	407,731	—	—	407,731
Mexico	388,944	—	—	388,944
Switzerland	352,138	—	—	352,138
Other Countries	2,348,361	566,339	—	2,914,700
Mutual Funds	42,179	—	—	42,179
Total Investments	$24,157,814	$2,575,690	$—	$26,733,504

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $450,539 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $257,298 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$23,797,210
Gross unrealized appreciation	4,748,234
Gross unrealized depreciation	(1,811,940)
Net unrealized appreciation (depreciation)	$2,936,294

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	465,808	10,009,102	(10,432,731)	42,179

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$329	$42,179

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2014, are as follows:

United States	54.2%
United Kingdom	13.9%
Japan	8.1%
Brazil	4.3%
Greece	2.3%
Germany	2.2%
Norway	1.5%
Mexico	1.4%
Switzerland	1.3%
Other Countries	10.8%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.